RELATED PARTY TRANSACTIONS (Due From Affiliated Companies) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 23	$ 1,322
Melco's subsidiary [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,312	1,740
Melco's Associated Company [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	65	4
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	3	10
Shun Tak Group [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 15	$ 110